Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Comparison

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and in accordance with Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid to our NEOs, calculated in accordance with SEC regulations, and certain financial performance measures of the Company for fiscal years 2023, 2022, 2021 and 2020. For further information about how our Compensation Committee has implemented an executive compensation program linking a substantial portion of our NEOs' compensation to the achievement of  the Company's operational and financial objectives to align our executive's pay with changes in the value of our shareholders' investments, see the CD&A.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($) (5)	Net Income (Loss) (in Millions of s )	FFO Per Diluted Common Share and OP Unit ("FFO/sh") ($) (6)
2023	1,362,527	-	3,212,450	-	692,169	1,431,628	111	117	19.2	0.88
2022	1,688,205	70,589	1,580,013	(3,375,072)	827,272	773,981	83	104	35.3	1.03
2021	-	2,089,570	-	1,667,602	970,380	849,425	83	119	12.0	0.86
2020	-	3,088,683	-	1,684,500	1,097,270	697,562	62	72	6.0	0.83

(1)

The dollar amounts reported are the total compensation amounts for our current CEO, Mr. Holeman, in the Summary Compensation Table for Fiscal Year 2023 and 2022.  Mr. Holeman was appointed CEO on January 18, 2022, and he served as our CFO prior to be his appointment to CEO.

(2)

The dollar amounts reported are Summary Compensation amounts for our former CEO, Mr. James C. Mastandrea, for the fiscal years 2022, 2021 and 2020.  Mr. Mastandrea was terminated, for cause, on January 18, 2022.

(3)

The dollar amounts reported represent the amount of "compensation actually paid," as calculated in accordance with SEC rules for our current CEO, Mr. Holeman, our former CEO Mr. Mastandrea or the average of our non-PEO NEOs. The dollar amounts do not reflect the amount actually paid  during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards were vested or forfeited, or through the end of the reported fiscal year. The company does not maintain a defined benefit pension plan so no adjustment for pension benefits are included in the table below.

(4)

The dollar amounts reported are the average Summary Compensation amounts for our non-PEO NEOs for the fiscal years 2023, 2022, 2021 and 2020. The  table below lists the non-PEO NEOs for each of the applicable years.

(5)

Reflects cumulative total shareholder return for the measurement period, calculated in accordance with Item 201 (e) of Regulation S-K. The total shareholder return peer group for purposes of this table is the FTSE: NAREIT Equity Shopping Centers Index.

(6)

Reflects our Company-selected measure, FFO/sh, which represents NAREIT Funds From Operations on a Per Common Share and OP Unit basis.  For a reconciliation of net income attributable to us on a GAAP basis to FFO/sh and a definition, see Appendix A.

Year	Current PEO	Former PEO	Non-PEO NEOs

2023	David K. Holeman	N/A	Christine J. Mastandrea J. Scott Hogan Peter J. Tropoli Soklin “Michelle” Siv
2022	David K. Holeman	James C. Mastandrea	Christine J. Mastandrea
J. Scott Hogan
Peter A. Tropoli
Soklin "Michelle" Siv
2021	N/A	James C. Mastandrea	David K. Holeman
Christine J. Mastandrea
John J. Dee
Bradford D. Johnson
2020	N/A	James C. Mastandrea	David K. Holeman
Christine J. Mastandrea
John J. Dee
Bradford D. Johnson

PEO Total Compensation Amount	$ 1,362,527	$ 1,688,205	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 3,212,450	1,580,013	0	0
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the Compensation Actually Paid to Current PEO and Compensation Actually Paid to Former PEO  columns in the table above, the following amounts were deducted from and added to "Total" compensation as reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for Current PEO ($)	Summary Compensation Table Total for Former PEO ($)	Deduct Reported Value of Equity Awards for Current PEO ($)(1)	Deduct Reported Value of Equity Awards for Former PEO ($)(1)	Add Equity Award Adjustments for Current PEO ($)(2)	Add Equity Award Adjustments for Former PEO ($)(2)	Compensation Actually Paid to Current PEO ($)	Compensation Actually Paid to Former PEO($)
2023	1,362,527	-	(800,000)	-	2,649,930	-	3,212,450	-
2022	1,688,205	70,589	(649,992)	-	541,800	(3,445,661)	1,580,013	(3,375,072)
2021	-	2,089,570	-	(1,401,600	-	979,632	-	1,667,602
2020	-	3,088,683	-	(1,707,000)	-	302,817	-	1,684,500

(1)	Represents the grant date fair value of the equity awards as reported in the "Stock Awards" column in the Summary Compensation Table for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for PEO	2023 Current PEO ($)	2022 Current PEO ($)	2022 Former PEO ($)	2021 Former PEO ($)	2020 Former PEO ($)
As of year-end for awards granted during the year	1,189,720	558,587	-	1,953,600	2,067,000
Year-over-year increase (decrease) of unvested awards granted in prior years	386,147	13,800	-	(445,497)	(814,865)
Prior year-end value of awards forfeited during the year	-	-	(3,445,661)	-	-
Increase (decrease) from prior fiscal year-end for awards that vested during the year	1,074,063	(30,587)	-	(528,471)	(949,318)
Total Equity Award Adjustment	2,649,930	541,800	(3,445,661)	979,632	302,817

Non-PEO NEO Average Total Compensation Amount	$ 692,169	827,272	970,380	1,097,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,431,628	773,981	849,425	697,562
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the Average Compensation Actually Paid to Non-CEO NOEs columns in the table above, the following amounts were deducted from and added to "Total" compensation as reported in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Average Reported Value of Equity Awards for Non-PEO NEOs ($)(1)	Add Average Equity Award Adjustments for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	692,169	(348,751)	1,088,210	1,431,628
2022	827,272	(287,499)	234,208	773,981
2021	970,380	(438,000)	317,045	849,425
2020	1,097,270	(533,438)	133,730	697,562

(1)	Represents the grant date fair value of the equity awards as reported in the "Stock Awards" column in the Summary Compensation Table for each applicable year.

(2)	Represents the year-over-year change in the fair value of equity awards as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	518,642	247,069	610,500	645,938
Year-over-year increase (decrease) of unvested awards granted in prior years	166,934	5,375	(140,789)	(236,509)
Prior year-end value of awards forfeited during the year	-	-	-	-
Increase (decrease) from prior fiscal year-end for awards that vested during the year	402,634	(18,236)	(152,666)	(275,699)
Total Equity Award Adjustment	1,088,210	234,208	317,045	133,730

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Financial Performance

The graphs below compare the CAP for our current and former PEOs and the average CAP for the remaining NEOs, to our cumulative TSR and the cumulative TSR for the FTSE NAREIT Equity Shopping Centers Index ("FTSE" or "Index TSR"), in each case, for the fiscal years ended December 31, 2023, 2022 and 2021.  TSR amounts reported in graphs assume an initial fixed investment of $100 on January 1, 2021, and that all dividends, if any, were reinvested.  Graphs are also included comparing CAP for our current and former PEOs and the average CAP for the remaining NEOs to Net Income and NAREIT Funds From Operations per diluted share and OP Unit or ("FFO/sh"), our Company-selected measure.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Tabular List, Table

Pay-for-Performance Alignment

The following table identifies the six most important financial measures used by our Compensation Committee to link the compensation actually paid ("CAP") to our CEO and other NEO's in 2023, calculated in accordance with SEC regulations, to our performance.  The role of each of these performance measures on our NEOs' compensation is discussed in greater detail in the CD&A.

Financial Performance Measures

FFO per Diluted Share and OP Unit
Same Store NOI Growth Percentage
General and Administrative as a Percentage of Revenue
Ratio of Net Debt to Pro Forma EBITDAre
ESG Objectives

Total Shareholder Return Amount	$ 111	83	83	62
Peer Group Total Shareholder Return Amount	117	104	119	72
Net Income (Loss)	$ 19,200,000	$ 35,300,000	$ 12,000,000	$ 6,000,000
Company Selected Measure Amount	0.88	1.03	0.86	0.83
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per Diluted Share and OP Unit
Measure:: 2
Pay vs Performance Disclosure
Name	Same Store NOI Growth Percentage
Measure:: 3
Pay vs Performance Disclosure
Name	General and Administrative as a Percentage of Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Ratio of Net Debt to Pro Forma EBITDAre
Measure:: 5
Pay vs Performance Disclosure
Name	ESG Objectives
Deduct Reported Value of Equity Awards for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (800,000)	$ (649,992)	$ 0	$ 0
Deduct Reported Value of Equity Awards for Former PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,401,600)	(1,707,000)
Add Equity Award Adjustments for Current PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,649,930	541,800	0	0
Add Equity Award Adjustments for Former PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,445,661)	979,632	302,817
Current PEO As of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,189,720	558,587
Former PEO As of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,953,600	2,067,000
Current PEO Year-over-year increase (decrease) of unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,147	13,800
Former PEO Year-over-year increase (decrease) of unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(445,497)	(814,865)
Current PEO Prior year-end value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Former PEO Prior year-end value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,445,661)	0	0
Current PEO Increase (decrease) from prior fiscal year-end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,074,063	(30,587)
Former PEO Increase (decrease) from prior fiscal year-end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(528,471)	(949,318)
Deduct Average Reported Value of Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,751)	(287,499)	(438,000)	(533,438)
Add Average Equity Award Adjustments for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,210	234,208	317,045	133,730
NEO As of year-end for awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,642	247,069	610,500	645,938
NEO Year-over-year increase (decrease) of unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,934	5,375	(140,789)	(236,509)
NEO Prior year-end value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Increase (decrease) from prior fiscal year-end for awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,634	(18,236)	(152,666)	(275,699)
Mastandrea [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	70,589	2,089,570	3,088,683
PEO Actually Paid Compensation Amount	$ 0	$ (3,375,072)	$ 1,667,602	$ 1,684,500